CONSOLIDATED INTERIM STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	$ 1,513	$ 1,662
Property, plant and equipment	2,047	1,842
Derivative financial instruments	13	7
Deferred tax assets	51	71
Employee benefit assets	50	78
Other non-current assets	4	4
Non-current assets	3,678	3,664
Current assets
Inventories	530	407
Trade and other receivables	800	512
Contract assets	230	182
Derivative financial instruments	114	97
Cash and cash equivalents	436	463
Total current assets	2,110	1,661
TOTAL ASSETS	5,788	5,325
Equity attributable to owners of the parent
Equity share capital	7	7
Share premium	5,992	5,992
Treasury shares	(3)
Other reserves	(5,616)	(5,593)
Retained earnings	(47)	(120)
Equity attributable to owners of parent	333	286
TOTAL EQUITY	333	286
Non-current liabilities
Borrowings	3,395	2,831
Employee benefit obligations	175	256
Derivative financial instruments	23	2
Deferred tax liabilities	178	207
Other liabilities and provisions	195	343
Non-current liabilities	3,966	3,639
Current liabilities
Borrowings	49	56
Interest payable	13	12
Derivative financial instruments	19	10
Trade and other payables	1,340	1,270
Income tax payable	53	40
Provisions	14	10
Deferred income	1	2
Current liabilities	1,489	1,400
TOTAL LIABILITIES	5,455	5,039
TOTAL EQUITY and LIABILITIES	$ 5,788	$ 5,325